Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	[1],[2],[3]	$ 133,496	$ 73,291	$ 95,427	$ 57,205	$ 359,419
Local Municipalities Hadarom Dead Sea [Member]
Total	[1],[2],[3]	32,826				32,826
Israel Ports Hadarom Dead Sea [Member]
Total	[1],[2],[3]			14,058		14,058
Government Offices Dead Sea [Member]
Total	[1],[2],[3]			673	3,327	4,000
Mekorot Water Company Ltd Dead Sea [Member]
Total	[1],[2],[3]			9,089		9,089
Israel Electricity Dead Sea [Member]
Total	[1],[2],[3]			32,102		32,102
State Treasury Dead Sea [Member]
Total	[1],[2],[3]		63,196		41,424	104,620
Tax Authority Dead Sea [Member]
Total	[1],[2],[3]	43,688				43,688
Local Municipalities Hadarom Rotem Mines [Member]
Total	[1],[2],[3]	8,245				8,245
Israel Ports Hadarom Rotem Mines [Member]
Total	[1],[2],[3]			5,429		5,429
Government Offices Rotem Mines [Member]
Total	[1],[2],[3]		3,914			3,914
Mekorot Water Company Ltd Rotem Mines [Member]
Total	[1],[2],[3]			22,335		22,335
Israel Electricity Rotem Mines [Member]
Total	[1],[2],[3]			4,773		4,773
Tax Authority Rotem Mines [Member]
Total	[1],[2],[3]	6,193				6,193
Redcar And Cleveland Borough Council Boulby [Member]
Total	[1],[2],[3]	1,552				1,552
North York Moors National Park Authority Boulby [Member]
Total	[1],[2],[3]	1,420				1,420
The Crown Estate Boulby [Member]
Total	[1],[2],[3]		1,161			1,161
Environmental Agency Boulby [Member]
Total	[1],[2],[3]			112		112
Catalan Water Agency (Aca) Cabanassas [Member]
Total	[1],[2],[3]			743	$ 12,454	13,197
Catalonian Government Cabanassas [Member]
Total	[1],[2],[3]			903		903
Local Government Councils Cabanassas [Member]
Total	[1],[2],[3]	503				503
Barcelona Port Cabanassas [Member]
Total	[1],[2],[3]	624		1,154		1,778
Tax Authority Cabanassas [Member]
Total	[1],[2],[3]		210			210
Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau Haikou [Member]
Total	[1],[2],[3]		456	818		1,274
Tax Authority Haikou [Member]
Total	[1],[2],[3]	$ 38,446	$ 4,354	104		42,904
Kunming Electricity Haikou [Member]
Total	[1],[2],[3]			$ 3,133		$ 3,133

[1]	All payments are reported in US dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Method of extraction - Dead Sea: evaporation ponds; Rotem and Haikou Mines: Open pits; Boulby and Cabanassas: underground mines.
[3]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.